COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE N — COMMITMENTS AND CONTINGENCIES

The Company is subject to various legal and regulatory proceedings, claims, and assessments, as well as other contingencies, that arise in the ordinary course of business. The Company accrues for these contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company regularly reviews and updates its accruals for contingencies and makes adjustments as necessary based on changes in circumstances and the emergence of new information.

Litigation

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated.

Employment contracts

The Company has entered into employment contracts with its officers and certain employees that provide for severance and continuation benefits in the event of termination of employment either by the Company without cause or by the employee for good reason, both as defined in the agreements, along with any unpaid vested options, equity or earned bonuses. In addition, in the event of termination of employment following a change in control, as defined in each agreement the employee shall receive a prorated bonus payment and severance payments (as defined in each agreement).

Korea University

The Company is party to multiple research and development sponsorship agreement with Korea University.

Pursuant to a sponsorship agreement entered into in November 2023, the Company agreed to pay 21.6 million Korean won (approximately $15,552) to Korea University during the period from November 1, 2023 through March 10, 2024. As of June 30, 2024, the Company paid the agreed upon funding of $15,552.

The Company entered into another sponsorship agreement in December 2023 for total consideration of up to 528.0 million Korean won (approximately $380,160) from January 2024 through December 2024. The Company can terminate the agreement upon written notice to Korea University for a period of at least one month. As of June 30, 2024, the Company had paid 211.2 million Korean won (approximately $152,064) and owes the remaining 316.8 million Korean won (approximately $228,096) throughout the remainder of 2024.

NOTE O – COMMITMENTS AND CONTINGENCIES

The Company is subject to various legal and regulatory proceedings, claims, and assessments, as well as other contingencies, that arise in the ordinary course of business. The Company accrues for these contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. The Company regularly reviews and updates its accruals for contingencies and makes adjustments as necessary based on changes in circumstances and the emergence of new information.

Litigation

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines, penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. There are no matters currently outstanding.

Korea University

The Company is party to a research and development sponsorship agreement with Korea University. Pursuant to the sponsorship agreement, the Company has agreed to pay 275 million Korean won to Korea University during the period from April 1, 2023 through December, 31, 2023. As of December 31, 2023, the Company had paid $180,950 in connection with the sponsorship agreement and owes a remaining 40 million Korean won (approximately $30,800). In November 2023, the Company entered into an additional research and development sponsorship agreement with Korea University. Pursuant to the sponsorship agreement, the Company has agreed to pay 21.6 million Korean won to Korea University during the period from November 1, 2023 through March 10, 2024. As of December 31, 2023, the Company had paid $4,574 in connection with this sponsorship agreement and will owe a remaining 15.7 million Korean won (approximately $12,058) throughout the term of the agreement.

In December 2023, the Company entered into a Research and Development Agreement with Korea University for total consideration of up to 528 million Korean won (approximately $406,560) from January 2024 through December 2024. The Company can terminate the agreement upon written notice to Korea University for a period of at least one month.